Federated Hermes Short-Term Income Fund
Portfolio of Investments
January 31, 2021 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—43.5%
		Basic Industry - Chemicals—0.1%
$ 1,110,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 0.697%, 9/15/2022	$1,113,257
		Capital Goods - Aerospace & Defense—1.0%
6,830,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	7,019,214
3,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	3,229,700
7,500,000		Leidos, Inc., Unsecd. Note, 144A, 2.950%, 5/15/2023	7,890,300
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,629,676
		TOTAL	20,768,890
		Capital Goods - Construction Machinery—0.4%
2,200,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	2,288,670
1,920,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,977,687
3,550,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 10/10/2023	3,559,280
		TOTAL	7,825,637
		Capital Goods - Diversified Manufacturing—1.5%
6,550,000		3M Co., Sr. Unsecd. Note, 1.750%, 2/14/2023	6,745,694
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	3,126,324
13,000,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	13,018,153
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,075,925
775,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	792,182
1,820,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	1,831,720
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	2,522,217
1,585,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	1,703,600
		TOTAL	31,815,815
		Communications - Cable & Satellite—0.2%
4,170,000	[1]	Comcast Corp., Sr. Unsecd. Note, 0.871% (3-month USLIBOR +0.630%), 4/15/2024	4,228,842
		Communications - Media & Entertainment—0.6%
2,940,000		Alphabet, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2025	2,930,944
870,000		Fox Corp, Sr. Unsecd. Note, Series WI, 3.666%, 1/25/2022	898,024
3,225,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 0.475% (3-month USLIBOR +0.250%), 9/1/2021	3,229,054
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 1/13/2026	5,219,321
		TOTAL	12,277,343
		Communications - Telecom Wireless—0.9%
7,815,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	7,828,446
10,000,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 1.213% (3-month USLIBOR +0.990%), 1/16/2024	10,163,860
		TOTAL	17,992,306
		Communications - Telecom Wirelines—0.7%
4,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 1.399% (3-month USLIBOR +1.180%), 6/12/2024	4,106,776
10,300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	10,304,694
		TOTAL	14,411,470
		Consumer Cyclical - Automotive—3.1%
4,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 0.423% (3-month USLIBOR +0.210%), 2/12/2021	4,000,341
2,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.550%, 7/12/2024	1,998,981
5,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.650%, 9/8/2023	5,037,024
2,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 0.662% (3-month USLIBOR +0.450%), 2/22/2021	2,000,554
3,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	3,097,119
1,760,000		General Motors Co., Sr. Unsecd. Note, 5.400%, 10/2/2023	1,969,708

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 3,630,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.783% (3-month USLIBOR +1.550%), 1/14/2022	$3,664,917
2,125,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	2,266,109
2,665,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.200%, 3/20/2023	2,913,860
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.800%, 10/15/2025	6,140,167
2,965,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	3,058,913
5,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 0.868% (3-month USLIBOR +0.630%), 9/21/2021	4,998,852
3,200,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.345% (3-month USLIBOR +0.125%), 8/13/2021	3,201,375
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.914% (3-month USLIBOR +0.690%), 1/11/2022	5,031,586
3,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.150%, 5/26/2022	3,035,776
7,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.875%, 11/22/2023	7,038,640
1,200,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.500%, 9/24/2021	1,216,876
4,020,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.900%, 5/13/2022	4,144,971
		TOTAL	64,815,769
		Consumer Cyclical - Retailers—0.4%
1,430,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	1,474,882
2,020,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 0.950% (3-month USLIBOR +0.720%), 3/9/2021	2,021,510
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	4,018,560
1,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.250%, 3/1/2022	1,032,888
		TOTAL	8,547,840
		Consumer Cyclical - Services—0.4%
1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	1,980,064
1,800,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,850,124
3,555,000		IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	3,868,782
		TOTAL	7,698,970
		Consumer Non-Cyclical - Food/Beverage—1.2%
1,390,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 1.233% (3-month USLIBOR +1.010%), 10/17/2023	1,414,112
6,180,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.551%, 5/25/2021	6,244,202
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,200,313
5,450,000		Mondelez International, Inc., Sr. Unsecd. Note, 0.625%, 7/1/2022	5,475,671
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	2,006,213
3,385,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.250%, 3/19/2025	3,607,031
		TOTAL	24,947,542
		Consumer Non-Cyclical - Health Care—0.7%
4,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 1.255% (3-month USLIBOR +1.030%), 6/6/2022	4,547,084
6,250,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 3YR, 2.050%, 11/15/2022	6,439,484
4,075,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	4,081,678
		TOTAL	15,068,246
		Consumer Non-Cyclical - Pharmaceuticals—2.4%
4,705,000		AstraZeneca PLC, 0.700%, 4/8/2026	4,642,796
5,000,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 0.850% (3-month USLIBOR +0.620%), 6/10/2022	5,034,234
4,550,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 1.226% (3-month USLIBOR +1.010%), 12/15/2023	4,613,914
1,770,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.537%, 11/13/2023	1,774,142
5,000,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	5,013,300
3,845,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	4,166,890
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,521,823
5,255,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 0.750%, 9/29/2023	5,267,260
2,370,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	2,551,064
2,790,000		Royalty Pharma PLC, 144A, 1.200%, 9/2/2025	2,815,091
9,700,000		Zoetis, Inc., Sr. Unsecd. Note, 4.500%, 11/13/2025	11,294,157
		TOTAL	50,694,671

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Products—0.7%
$11,015,000		Procter & Gamble Co., Sr. Unsecd. Note, 0.550%, 10/29/2025	$11,035,656
2,615,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	2,631,495
		TOTAL	13,667,151
		Consumer Non-Cyclical - Tobacco—0.4%
5,600,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	5,691,005
3,635,000		Philip Morris International, Inc., Sr. Unsecd. Note, 1.125%, 5/1/2023	3,697,897
		TOTAL	9,388,902
		Energy - Independent—0.9%
9,600,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	9,958,035
5,320,000	[1]	Occidental Petroleum Corp., Sr. Unsecd. Note, 1.671% (3-month USLIBOR +1.450%), 8/15/2022	5,216,037
2,675,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 0.750%, 1/15/2024	2,676,364
		TOTAL	17,850,436
		Energy - Integrated—2.1%
4,050,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.937%, 4/6/2023	4,273,334
5,000,000	[1,2]	Chevron Corp., Sr. Unsecd. Note, 1.171% (3-month USLIBOR +0.950%), 5/16/2021	5,013,595
3,430,000		Chevron U.S.A., Inc., Sr. Unsecd. Note, 0.687%, 8/12/2025	3,417,168
4,565,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.902%, 8/16/2022	4,685,473
2,220,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.222%, 3/1/2021	2,220,715
4,740,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	5,156,188
5,780,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	5,788,803
2,855,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	2,868,014
1,675,000		Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	1,759,717
7,000,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.600%, 12/1/2024	7,709,292
		TOTAL	42,892,299
		Energy - Midstream—0.6%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,653,573
4,200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	4,330,033
6,000,000	[1]	Kinder Morgan, Inc., Sr. Unsecd. Note, 1.521% (3-month USLIBOR +1.280%), 1/15/2023	6,095,267
		TOTAL	12,078,873
		Energy - Oil Field Services—0.1%
2,380,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	2,596,015
		Energy - Refining—1.4%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	9,137,272
12,145,000		Phillips 66, Sr. Unsecd. Note, 0.900%, 2/15/2024	12,171,639
6,085,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	6,130,844
2,145,000		Valero Energy Corp., Sr. Unsecd. Note, 2.700%, 4/15/2023	2,237,921
		TOTAL	29,677,676
		Financial Institution - Banking—12.8%
1,400,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	1,419,834
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,873,146
5,000,000	[1]	Australia & New Zealand Banking Group Ltd New York, Unsecd. Note, 144A, 0.682% (3-month USLIBOR +0.460%), 5/17/2021	5,007,003
2,000,000	[1]	Australia & New Zealand Banking Group, Melbourne, Sr. Unsecd. Note, 144A, 0.702% (3-month USLIBOR +0.490%), 11/21/2022	2,014,170
4,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 1.217% (3-month USLIBOR +1.000%), 4/24/2023	4,041,952
4,000,000		Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	4,191,464
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.810%, 10/24/2024	3,019,512
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	1,628,762
3,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	4,319,961
10,000,000		Bank of Montreal, Sr. Unsecd. Note, 0.450%, 12/8/2023	10,029,022
7,000,000	[2]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 0.350%, 12/7/2023	7,018,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 2,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.850%, 1/27/2023	$2,063,129
3,880,000	[2]	Bank of Nova Scotia, Sr. Unsecd. Note, 0.550%, 9/15/2023	3,899,513
5,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 1.625%, 5/1/2023	5,138,144
3,280,000		Barclays PLC, Sr. Unsecd. Note, 1.007%, 12/10/2024	3,294,144
5,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.500%, 12/14/2023	5,015,064
2,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	2,026,357
3,260,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.857% (Secured Overnight Financing Rate +0.800%), 3/17/2023	3,298,192
2,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.450%, 4/30/2021	2,010,216
3,335,000		Citibank NA, Sr. Unsecd. Note, Series BKNT, 3.165%, 2/19/2022	3,339,655
1,920,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 0.946% (Secured Overnight Financing Rate +0.870%), 11/4/2022	1,930,207
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	3,002,040
2,900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	3,139,599
1,945,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	1,999,598
3,450,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	3,652,960
4,170,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 0.950% (3-month USLIBOR +0.730%), 6/11/2021	4,177,973
7,000,000		Credit Suisse AG of New York, Sr. Unsecd. Note, 0.495%, 2/2/2024	7,001,405
760,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 1.800%, 1/30/2023	781,801
6,285,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	6,404,825
2,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.962% (3-month USLIBOR +0.750%), 2/23/2023	2,021,420
5,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.991% (3-month USLIBOR +0.780%), 10/31/2022	5,023,706
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 0.627%, 11/17/2023	2,503,945
10,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 1.220% (3-month USLIBOR +1.000%), 5/18/2024	10,129,402
7,835,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	7,937,537
2,145,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	2,188,517
1,610,000		Huntington National Bank, Sr. Unsecd. Note, 1.800%, 2/3/2023	1,654,464
1,100,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	1,134,054
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	5,013,081
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	10,238,096
3,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.830% (3-month USLIBOR +0.610%), 5/18/2022	3,021,246
1,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 0.865% (3-month USLIBOR +0.640%), 12/1/2021	1,500,359
5,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Unsecd. Note, 0.848%, 9/15/2024	5,039,493
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 0.529%, 1/25/2024	3,001,162
4,345,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 0.740% (Secured Overnight Financing Rate +0.700%), 1/20/2023	4,365,747
705,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	708,380
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.560%, 11/10/2023	1,856,916
855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	912,900
1,470,000	[1]	MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.771% (Secured Overnight Financing Rate +0.710%), 12/9/2022	1,480,073
2,470,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	2,546,424
4,120,000		National Australia Bank Ltd., Sr. Unsecd. Note, 1.875%, 12/13/2022	4,250,122
7,500,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series MTN, 2.100%, 2/1/2023	7,745,491
9,000,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, 0.660% (3-month USLIBOR +0.430%), 12/9/2022	9,032,331
1,310,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.232%, 7/22/2022	1,322,150
1,800,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,959,272
3,260,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	3,438,128
4,630,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	5,003,987
5,000,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.425%, 1/19/2024	5,000,938
4,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.935% (3-month USLIBOR +0.730%), 2/1/2022	4,030,241
2,915,000	[2]	Royal Bank of Canada, Sr. Unsecd. Note, Series MTN, 0.500%, 10/26/2023	2,925,532
8,000,000		Societe Generale SA, 144A, 1.488%, 12/14/2026	8,028,444
4,250,000		Standard Chartered PLC, Sr. Unsecd. Note, 144A, 0.991%, 1/12/2025	4,254,895

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 2,180,000		State Street Corp., Sr. Unsecd. Note, 1.950%, 5/19/2021	$2,191,407
1,605,000		State Street Corp., Sr. Unsecd. Note, Series WI, 2.825%, 3/30/2023	1,651,834
905,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 0.508%, 1/12/2024	907,485
5,000,000		Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.450%, 9/11/2023	5,016,051
6,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.650% (3-month USLIBOR +0.430%), 6/11/2021	6,009,233
3,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 0.791% (3-month USLIBOR +0.590%), 8/2/2022	3,008,021
3,200,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.800%, 5/17/2022	3,298,800
2,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 1.750%, 4/21/2022	2,034,157
2,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.082%, 9/9/2022	2,021,632
5,000,000	[1]	Westpac Banking Corp., Sr. Unsecd. Note, 0.794% (3-month USLIBOR +0.570%), 1/11/2023	5,043,222
		TOTAL	268,188,443
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
5,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 0.635% (3-month USLIBOR +0.430%), 11/1/2021	5,013,014
		Financial Institution - Finance Companies—0.9%
6,195,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	6,108,113
1,820,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	1,873,519
1,430,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	1,572,058
8,745,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	8,679,532
		TOTAL	18,233,222
		Financial Institution - Insurance - Health—0.1%
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	2,046,618
		Financial Institution - Insurance - Life—2.0%
6,000,000		AIG Global Funding, Sec. Fac. Bond, 144A, 0.900%, 9/22/2025	5,996,975
2,270,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	2,295,249
5,000,000	[2]	Met Life Glob Funding I, Sec. Fac. Bond, 144A, 0.400%, 1/7/2024	5,004,008
1,190,000		Met Life Glob Funding I, Sr. Secd. Note, 144A, 2.650%, 4/8/2022	1,223,803
1,250,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	1,286,001
4,000,000		Met Life Real Estate Investments, Sec. Fac. Bond, 144A, 3.450%, 10/9/2021	4,090,487
3,000,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 0.400%, 10/21/2023	3,004,793
3,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 0.750% (3-month USLIBOR +0.520%), 6/10/2022	3,019,897
2,415,000		Northwestern Mutual Global, Sr. Secd. Note, 144A, 0.800%, 1/14/2026	2,424,341
4,000,000		Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	4,013,873
10,370,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	10,385,558
		TOTAL	42,744,985
		Financial Institution - Insurance - P&C—0.4%
7,635,000		Allstate Corp., Sr. Unsecd. Note, 0.750%, 12/15/2025	7,645,938
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 1.151% (3-month USLIBOR +0.910%), 7/15/2027	903,671
		TOTAL	8,549,609
		Financial Institution - REIT - Office—0.0%
230,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	253,021
		Technology—1.8%
6,000,000		Apple, Inc., Sr. Unsecd. Note, 0.750%, 5/11/2023	6,079,576
3,270,000		Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	3,349,822
4,165,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	4,348,917
1,430,000		Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	1,632,939
2,500,000		Dell International LLC / EMC Corp., 144A, 4.000%, 7/15/2024	2,749,410
2,985,000		Dell International LLC / EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	3,547,435
4,545,000	[1]	Equifax, Inc., Sr. Unsecd. Note, Series FRN, 1.091% (3-month USLIBOR +0.870%), 8/15/2021	4,557,465
1,975,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	2,115,991
2,520,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	2,733,977

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 5,000,000		IBM Credit Corp., Sr. Unsecd. Note, 3.600%, 11/30/2021	$5,141,482
1,535,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	1,602,895
		TOTAL	37,859,909
		Transportation - Airlines—0.3%
5,385,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	5,837,195
		Transportation - Services—0.6%
2,555,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	2,571,353
3,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	3,129,631
2,560,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,785,988
820,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	831,240
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.650%, 3/18/2024	3,273,222
		TOTAL	12,591,434
		Utility - Electric—4.0%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,545,851
4,670,000	[1]	American Electric Power Co., Inc., Sr. Unsecd. Note, Series A, 0.685% (3-month USLIBOR +0.480%), 11/1/2023	4,676,225
2,810,000		Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	3,075,193
5,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 0.651% (3-month USLIBOR +0.400%), 6/25/2021	5,008,245
6,755,000	[1]	Dominion Energy, Inc., Sr. Unsecd. Note, Series D, 0.746% (3-month USLIBOR +0.530%), 9/15/2023	6,772,247
4,920,000	[1]	Duke Energy Progress LLC, Sr. Unsecd. Note, Series A, 0.400% (3-month USLIBOR +0.180%), 2/18/2022	4,920,456
8,620,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	8,615,150
3,000,000		Exelon Corp., Jr. Sub. Note, 3.497%, 6/1/2022	3,113,949
5,040,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	5,481,460
2,370,000	[1]	Florida Power & Light Co., Sr. Unsecd. Note, 0.598% (3-month USLIBOR +0.380%), 7/28/2023	2,370,103
3,385,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.750%, 1/21/2022	3,436,280
1,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/15/2021	1,906,138
1,565,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.750%, 5/1/2025	1,687,421
6,155,000		Oncor Electric Delivery Co. LLC, Sec. Fac. Bond, 144A, 0.550%, 10/1/2025	6,123,024
7,145,000	[1]	PPL Electric Utilities Corp., Term Loan - 1st Lien, 0.501% (3-month USLIBOR +0.250%), 9/28/2023	7,152,678
1,465,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	1,572,928
8,000,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	8,041,063
4,120,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	4,223,763
3,860,000		Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	3,869,436
		TOTAL	83,591,610
		Utility - Natural Gas—0.4%
6,950,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	8,094,766
		Utility - Natural Gas Distributor—0.2%
3,830,000	[1]	Southern California Gas Co., Sr. Unsecd. Note, 0.569% (3-month USLIBOR +0.350%), 9/14/2023	3,830,916
		TOTAL CORPORATE BONDS (IDENTIFIED COST $888,888,018)	907,192,692
		ASSET-BACKED SECURITIES—35.7%
		Auto Receivables—18.5%
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	5,143,373
976,701		AmeriCredit Automobile Receivables Trust 2018-1, Class A3, 3.070%, 12/19/2022	982,614
5,000,000		AmeriCredit Automobile Receivables Trust 2018-1, Class B, 3.260%, 1/18/2024	5,058,663
3,000,000		AmeriCredit Automobile Receivables Trust 2020-1, Class D, 1.800%, 12/18/2025	3,057,786
2,000,000		AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	2,078,411
1,760,000		AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	1,787,448
2,000,000		AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	2,044,000
4,500,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 0.446% (1-month USLIBOR +0.320%), 5/15/2023	4,510,530
4,403,736		BMW Vehicle Lease Trust 2018-1, Class A4, 3.360%, 3/21/2022	4,426,034

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 329,075	BMW Vehicle Owner Trust 2018-A, Class A3, 2.350%, 4/25/2022	$330,253
3,000,000	Canadian Pacer Auto Receivable 2018-1A, Class B, 3.470%, 2/19/2023	3,010,900
3,250,000	Canadian Pacer Auto Receivable 2018-2A, Class B, 3.630%, 1/19/2024	3,310,338
4,250,000	Canadian Pacer Auto Receivable 2020-1A, Class B, 2.000%, 7/21/2025	4,345,176
4,250,000	Canadian Pacer Auto Receivable 2020-1A, Class C, 2.490%, 5/19/2026	4,357,621
5,000,000	Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	5,135,259
7,000,000	Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	7,087,506
1,154,968	Drive Auto Receivables Trust 2019-4, Class A3, 2.160%, 5/15/2023	1,160,308
6,000,000	Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	6,222,394
1,900,000	Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,975,851
10,000,000	Ford Credit Auto Lease Trust 2018-B, Class B, 3.490%, 3/15/2022	10,086,343
6,000,000	Ford Credit Auto Lease Trust 2019-A, Class B, 3.250%, 7/15/2022	6,102,788
2,825,000	Ford Credit Auto Lease Trust 2020-A, Class B, 2.050%, 6/15/2023	2,877,614
4,750,000	Ford Credit Auto Lease Trust 2020-B, Class B, 1.000%, 11/15/2023	4,780,507
3,175,000	Ford Credit Auto Lease Trust 2020-B, Class C, 1.700%, 2/15/2025	3,199,289
2,400,000	Ford Credit Auto Lease Trust 2021-A, Class B, 0.470%, 5/15/2024	2,403,296
1,900,000	Ford Credit Auto Lease Trust 2021-A, Class C, 0.780%, 9/15/2025	1,903,520
2,000,000	Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	2,070,350
4,000,000	Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	4,142,864
2,000,000	Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	2,070,653
3,000,000	Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	3,007,278
3,000,000	Ford Credit Auto Owner Trust/Ford Credit 2020-2, Class C, 1.740%, 4/15/2033	3,089,789
6,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	6,014,997
5,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	5,001,566
3,804,000	General Motors 2019-2, Class C, 3.300%, 4/15/2026	4,023,694
3,000,000	General Motors 2020-1, Class B, 1.030%, 8/15/2025	3,039,480
1,500,000	General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,527,940
5,500,000	General Motors 2020-2, Class A, 0.690%, 10/15/2025	5,551,090
2,750,000	General Motors 2020-2, Class B, 0.960%, 10/15/2025	2,755,847
1,500,000	General Motors 2020-2, Class C, 1.310%, 10/15/2025	1,521,417
2,000,000	GM Financial Automobile Leasing Trust 2019-3, Class A4, 2.030%, 7/20/2023	2,031,241
2,625,000	GM Financial Automobile Leasing Trust 2020-2, Class C, 2.560%, 7/22/2024	2,714,890
10,000,000	GM Financial Automobile Leasing Trust 2020-3, Class D, 1.710%, 2/20/2025	10,025,319
2,900,000	GM Financial Securitized Term 2018-1, Class C, 2.770%, 7/17/2023	2,961,211
3,000,000	GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,141,043
2,000,000	GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	2,002,393
1,750,000	GM Financial Securitized Term 2020-3, Class C, 1.370%, 1/16/2026	1,771,256
1,100,000	GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,101,221
5,000,000	GM Financial Securitized Term 2021-1, Class A3, 0.350%, 10/16/2025	5,017,734
6,685,000	Great America Leasing Receivables 2020-1, Class C, 2.120%, 2/15/2027	6,859,956
5,000,000	Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,062,524
2,808,384	Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	2,834,431
3,500,000	Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	3,566,281
1,841,979	Honda Auto Receivables Owner Trust 2019-3, Class A2, 1.900%, 4/15/2022	1,850,581
4,000,000	Hyundai Auto Lease Securitization Trust 2019-A, Class B, 3.250%, 10/16/2023	4,040,044
3,000,000	Hyundai Auto Lease Securitization Trust 2020-A, Class B, 2.120%, 5/15/2024	3,077,923
2,000,000	Hyundai Auto Lease Securitization Trust 2020-B, Class B, 0.810%, 10/15/2024	2,022,729
4,000,000	Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	4,180,451
1,500,000	Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	1,564,571
2,000,000	Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	2,067,727

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 2,000,000		Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	$2,037,943
4,000,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A4, 3.250%, 10/15/2024	4,050,214
4,000,000	[1]	NextGear Floorplan Master Owner Trust 2018-2A, Class A1, 0.726% (1-month USLIBOR +0.600%), 10/15/2023	4,013,748
4,350,000		NextGear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	4,402,924
7,000,000		NextGear Floorplan Master Owner Trust 2020-1A, Class B, 1.790%, 2/15/2025	7,086,575
6,000,000	[1]	Nissan Master Owner Trust Receivables 2019-B, Class A, 0.556% (1-month USLIBOR +0.430%), 11/15/2023	6,026,275
3,750,000		Santander Consumer Auto Receiv 2021-AA, Class B, 0.710%, 8/17/2026	3,764,188
540,000		Santander Consumer Auto Receivable 2021-AA, Class C, 1.030%, 11/16/2026	542,401
2,000,000		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	2,046,725
191,991		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.760%, 12/15/2022	192,774
4,000,000		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	4,106,784
7,000,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	7,282,089
3,275,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	3,415,312
12,000,000		Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	12,330,728
3,165,000		Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	3,235,743
4,530,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	4,685,472
6,500,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	6,653,666
2,250,000		Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	2,272,037
6,750,000		Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	6,771,416
1,226,840		Securitized Term Auto Receivables Trust 2019-1A, Class A3, 2.986%, 2/27/2023	1,243,713
10,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	10,043,006
4,870,000		Tesla Auto Lease Trust 2020-A, Class C, 1.680%, 2/20/2024	4,941,806
9,000,000		Toyota Auto Loan Extended Note 2019-1A, Class A, 2.560%, 11/25/2031	9,617,544
4,000,000		Toyota Auto Receivables Owner 2019-B, Class A3, 2.570%, 8/15/2023	4,076,349
2,000,000		Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	2,033,615
5,000,000		Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	5,024,460
4,000,000		Volkswagen Auto Lease Trust 2019-A, Class A4, 2.020%, 8/20/2024	4,082,100
3,000,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	3,100,932
8,625,000		Volvo Financial Equipment LLC 2020-1A, Class A4, 0.600%, 3/15/2028	8,624,908
2,000,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,011,290
1,000,000		World Omni Auto Receivables Trust 2018-B, Class B, 3.170%, 1/15/2025	1,033,311
3,000,000		World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	3,005,269
4,000,000		World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.430%, 3/15/2024	4,048,017
4,000,000		World Omni Automobile Lease Securitization Trust 2019-A, Class B, 3.240%, 7/15/2024	4,102,614
4,000,000		World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	4,077,258
5,000,000		World Omni Automobile Lease Securitization Trust 2020-A, Class B, 1.930%, 6/16/2025	5,066,793
6,000,000		World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	6,093,563
2,225,850		World Omni Select Auto Trust 2020-A, Class A2, 0.470%, 6/17/2024	2,233,880
3,000,000		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	3,005,155
3,750,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	3,765,922
		TOTAL	385,236,832
		Credit Card—6.5%
9,914,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 0.676% (1-month USLIBOR +0.550%), 12/15/2025	9,942,517
3,000,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 0.696% (1-month USLIBOR +0.570%), 2/17/2026	3,010,489
13,000,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	13,210,772
8,000,000		Bank of America Credit Card Trust 2019-A1, Class A1, 1.740%, 1/15/2025	8,199,687
10,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 0.456% (1-month USLIBOR +0.330%), 7/15/2024	10,030,308
8,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A2, Class A2, 0.756% (1-month USLIBOR +0.630%), 2/15/2024	8,020,149
3,700,000		Capital One Multi-Asset Execution Trust 2019-A2, Class A2, 1.720%, 8/15/2024	3,789,611
6,000,000	[1]	Cards II Trust 2019-1A, Class A, 0.516% (1-month USLIBOR +0.390%), 5/15/2024	6,010,159

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 4,000,000	[1]	Chase Issuance Trust 2018-A1, Class A1, 0.326% (1-month USLIBOR +0.200%), 4/17/2023	$4,006,588
7,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 0.470% (1-month USLIBOR +0.340%), 6/7/2025	7,020,245
5,000,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.486% (1-month USLIBOR +0.360%), 4/15/2025	5,014,069
13,800,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 0.516% (1-month USLIBOR +0.390%), 3/15/2026	13,848,834
3,000,000		Evergreen Credit Card Trust 2019-3, Class B, 2.360%, 10/16/2023	3,029,047
3,000,000		Evergreen Credit Card Trust 2019-3, Class C, 2.710%, 10/16/2023	3,036,390
3,000,000		Evergreen Credit Card Trust Series 2018-1, Class A, 2.950%, 3/15/2023	3,013,670
1,900,000		Evergreen Credit Card Trust Series 2019-2 C, Class C, 2.620%, 9/15/2024	1,969,821
6,000,000	[1]	First National Master Note Trust 2018-1, Class A, 0.586% (1-month USLIBOR +0.460%), 10/15/2024	6,022,502
7,700,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 0.646% (1-month USLIBOR +0.520%), 7/15/2024	7,742,369
1,500,000	[1]	Master Credit Card Trust 2018-1A, Class A, 0.619% (1-month USLIBOR +0.490%), 7/21/2024	1,503,585
4,500,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	4,685,945
1,832,000		Master Credit Card Trust 2020-1A, Class B, 2.270%, 9/21/2024	1,826,344
5,250,000		Master Credit Card Trust 2020-1A, Class C, 2.590%, 9/21/2024	5,239,366
4,900,000		Trillium Credit Card Trust II 2020-1A, Class C, 2.628%, 12/26/2024	4,958,639
		TOTAL	135,131,106
		Equipment Lease—3.5%
4,000,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	4,201,709
4,000,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	4,182,330
5,000,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	5,145,699
3,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	3,068,644
3,250,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	3,310,899
2,500,000		Dell Equipment Finance Trust 2020-1, Class D, 5.920%, 3/23/2026	2,697,335
1,000,000		Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	1,002,061
1,500,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	1,531,337
4,750,000		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	4,962,945
5,000,000		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	5,174,404
1,000,000		Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	1,020,021
3,700,000		Great America Leasing Receivables 2018-1, Class C, 3.140%, 6/16/2025	3,768,713
4,000,000		Great America Leasing Receivables 2019-1, Class C, 3.540%, 2/17/2026	4,220,360
860,000		Great America Leasing Receivables 2020-1, Class A3, 1.760%, 8/15/2023	875,839
1,250,000		HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	1,269,298
7,000,000		HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	7,095,219
3,500,000		HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	3,592,182
961,173		Kubota Credit Owner Trust 2019-1A, Class A2, 2.490%, 6/15/2022	967,941
2,000,000		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	2,053,292
3,000,000		Kubota Credit Owner Trust 2020-2A, Class A2, 0.410%, 6/15/2023	3,007,082
3,178,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	3,176,442
3,650,000		Volvo Financial Equipment LLC 2019-1A, Class B, 3.260%, 1/16/2024	3,783,275
4,000,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 0.646% (1-month USLIBOR +0.520%), 7/17/2023	4,009,864
		TOTAL	74,116,891
		Home Equity Loan—0.0%
8,025	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.606% (1-month USLIBOR +0.480%), 1/15/2028	7,002
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	245,629
328,248	[3]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	252,631
		Other—7.2%
1,708,234		ARI Fleet Lease Trust 2017-A, Class A3, 2.280%, 4/15/2026	1,708,319
4,000,000		Chesapeake Funding II LLC 2017-2A, Class D, 3.710%, 5/15/2029	4,031,176
2,100,000		Chesapeake Funding II LLC 2017-4A, Class C, 2.760%, 11/15/2029	2,119,046

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 2,300,000		Chesapeake Funding II LLC 2018-1A, Class C, 3.570%, 4/15/2030	$2,326,507
2,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	2,035,605
2,000,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	2,049,152
3,800,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	3,897,300
1,000,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/16/2032	1,003,513
1,000,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/16/2032	1,000,514
1,000,000		Chesapeake Funding LLC 2017-3A, Class B, 2.570%, 8/15/2029	1,005,011
1,000,000		Chesapeake Funding LLC 2017-3A, Class C, 2.780%, 8/15/2029	1,006,358
1,000,000		Chesapeake Funding LLC 2017-3A, Class D, 3.380%, 8/15/2029	1,009,319
699,351		Enterprise Fleet Financing LLC 2018-2, Class A2, 3.140%, 2/20/2024	704,679
5,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	5,035,704
5,100,000		Enterprise Fleet Financing LLC 2020-1, Class A3, 1.860%, 12/22/2025	5,288,430
1,189,806	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.810% (1-month USLIBOR +0.680%), 10/25/2035	1,182,632
5,000,000		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	5,224,942
6,330,933		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	6,417,455
4,683,754		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	4,750,511
2,400,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class B, 0.880% (1-month USLIBOR +0.750%), 5/25/2024	2,407,877
2,270,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class D, 1.580% (1-month USLIBOR +1.450%), 5/25/2024	2,274,925
4,000,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class A, 1.080% (1-month USLIBOR +0.950%), 7/25/2025	4,005,056
3,480,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class C, 2.280% (1-month USLIBOR +2.150%), 7/25/2025	3,494,558
1,318,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class D, 3.030% (1-month USLIBOR +2.900%), 7/25/2025	1,316,220
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.080%, 2/15/2023	4,013,703
4,250,000		PFS Financing Corp. 2018-F, Class B, 3.770%, 10/15/2023	4,354,795
3,000,000	[1]	PFS Financing Corp. 2019-B, Class A, 0.676% (1-month USLIBOR +0.550%), 9/15/2023	3,017,253
2,300,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	2,317,472
6,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	6,055,052
3,120,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	3,159,124
1,525,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	1,529,742
1,784,974		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	1,876,580
4,050,982		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	4,100,335
218,027	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.730% (1-month USLIBOR +0.600%), 11/25/2027	218,666
350,363	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 0.830% (1-month USLIBOR +0.700%), 3/26/2040	351,773
332,311	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 0.630% (1-month USLIBOR +0.500%), 11/26/2040	332,848
277,034	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 0.480% (1-month USLIBOR +0.350%), 2/25/2042	276,079
104,188		Social Professional Loan Program LLC 2019-A, Class A1FX, 3.180%, 6/15/2048	104,830
88,800		Social Professional Loan Program LLC 2019-B, Class A1FX, 2.780%, 8/17/2048	89,366
328,758		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	335,166
1,282,163		Sofi Consumer Loan Program Trust 2019-3, Class A, 2.900%, 5/25/2028	1,300,854
3,000,000		Sofi Consumer Loan Program Trust 2020-1, Class B, 2.250%, 1/25/2029	3,032,884
1,577,860	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 0.898% (1-month USLIBOR +0.750%), 9/25/2056	1,568,390
234,845		Verizon Owner Trust 2018-1A, Class A1A, 2.820%, 9/20/2022	236,812
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	6,159,157
2,000,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	2,043,002
2,500,000		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	2,560,971
3,000,000		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	3,076,875
7,500,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	7,740,807
4,250,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	4,389,108
6,500,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	6,513,494
10,200,000		Verizon Owner Trust 2020-C, Class B, 0.670%, 4/21/2025	10,287,529

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 4,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	$4,015,681
		TOTAL	150,353,157
		Rate Reduction Bond—0.0%
416,345		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	427,043
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $735,855,002)	745,517,660
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.9%
		Federal Home Loan Mortgage Corporation—2.8%
516		Federal Home Loan Mortgage Corp. REMIC, Series 1686, Class PJ, 5.000%, 2/15/2024	536
6,868		Federal Home Loan Mortgage Corp. REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	7,670
25,737		Federal Home Loan Mortgage Corp. REMIC, Series 2647, Class A, 3.250%, 4/15/2032	27,445
20,187		Federal Home Loan Mortgage Corp. REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	20,985
12,500		Federal Home Loan Mortgage Corp. REMIC, Series 2756, Class NA, 5.000%, 2/15/2024	13,176
530,382	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3117, Class FE, 0.426% (1-month USLIBOR +0.300%), 2/15/2036	532,801
59,917	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 0.586% (1-month USLIBOR +0.460%), 2/15/2034	60,562
162,570	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 0.526% (1-month USLIBOR +0.400%), 7/15/2036	163,921
75,583	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 0.876% (1-month USLIBOR +0.750%), 7/15/2036	77,141
283,297	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 1.036% (1-month USLIBOR +0.910%), 7/15/2037	290,267
7,569,077	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class F, 0.456% (1-month USLIBOR +0.330%), 4/15/2041	7,610,511
11,389,990	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 5031, Class FB, 0.382% (Secured Overnight Financing Rate +0.300%), 4/25/2041	11,410,643
10,348,556		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	10,591,665
9,999,778	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 0.384% (1-month USLIBOR +0.260%), 11/25/2030	10,001,690
17,500,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF97, Class AS, 0.333% (30-DAY AVERAGE SOFR +0.250%), 12/25/2030	17,509,650
91,825		Federal Home Loan Mortgage Corp. REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	115,754
		TOTAL	58,434,417
		Federal National Mortgage Association—0.8%
29		Federal National Mortgage Association REMIC, Series 1991-141, Class PZ, 8.000%, 10/25/2021	29
2,339		Federal National Mortgage Association REMIC, Series 1992-162, Class D, 7.000%, 9/25/2022	2,437
3,366	[1]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.748% (10-year Constant Maturity Treasury +48.285%), 7/25/2023	3,575
346	[1]	Federal National Mortgage Association REMIC, Series 1993-179, Class FO, 4.000% (3-month Constant Maturity Treasury +0.700%), 10/25/2023	358
1,328		Federal National Mortgage Association REMIC, Series 1993-32, Class H, 6.000%, 3/25/2023	1,393
58,239		Federal National Mortgage Association REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	64,290
34,350	[1]	Federal National Mortgage Association REMIC, Series 2002-52, Class FG, 0.630% (1-month USLIBOR +0.500%), 9/25/2032	34,723
6,153		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	6,516
133,889	[1]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 0.560% (1-month USLIBOR +0.430%), 6/25/2036	135,129
629,127	[1]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 0.580% (1-month USLIBOR +0.450%), 7/25/2037	635,986
83,807	[1]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 1.130% (1-month USLIBOR +1.000%), 6/25/2037	86,085
12,310	[1]	Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 0.930% (1-month USLIBOR +0.800%), 5/25/2039	12,347
185,558	[1]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 0.980% (1-month USLIBOR +0.850%), 4/25/2037	190,285
278,410	[1]	Federal National Mortgage Association REMIC, Series 2010-74, Class AF, 0.670% (1-month USLIBOR +0.540%), 7/25/2037	282,328
308,787	[1]	Federal National Mortgage Association REMIC, Series 2011-17, Class FP, 0.598% (1-month USLIBOR +0.450%), 3/25/2041	310,635
1,750,319	[1]	Federal National Mortgage Association REMIC, Series 2012-1, Class PF, 0.530% (1-month USLIBOR +0.400%), 2/25/2042	1,765,566
4,943,547	[1]	Federal National Mortgage Association REMIC, Series 2016-24, Class FG, 0.480% (1-month USLIBOR +0.350%), 5/25/2046	4,976,405
1,201,164	[1]	Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 0.498% (1-month USLIBOR +0.350%), 4/25/2047	1,207,138
5,913,466	[1]	Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 0.430% (1-month USLIBOR +0.300%), 10/25/2060	5,925,164
75		Federal National Mortgage Association REMIC, Series G92-44, Class ZQ, 8.000%, 7/25/2022	77
1,074		Federal National Mortgage Association REMIC, Series G92-54, Class ZQ, 7.500%, 9/25/2022	1,104

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 13,404	[1]	Federal National Mortgage Association REMIC, Series 2009-63, Class FB, 0.630% (1-month USLIBOR +0.500%), 8/25/2039	$13,568
		TOTAL	15,655,138
		Government National Mortgage Association—0.3%
2,779,565	[1]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 0.692% (1-month USLIBOR +0.540%), 7/20/2063	2,787,513
3,639,458	[1]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 0.702% (1-month USLIBOR +0.550%), 7/20/2063	3,648,748
		TOTAL	6,436,261
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $80,205,228)	80,525,816
		U.S. TREASURIES—3.1%
		U.S. Treasury Notes—3.1%
10,000,000	[1]	United States Treasury Floating Rate Notes, 0.380% (91-day T-Bill +0.300%), 2/2/2021	10,020,932
40,000,000		United States Treasury Note, 2.125%, 2/29/2024	42,376,636
12,000,000		United States Treasury Note, 2.500%, 2/28/2026	13,235,839
		TOTAL U.S. TREASURIES (IDENTIFIED COST $61,863,710)	65,633,407
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.4%
		Commercial Mortgage—2.4%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 1.376% (1-month USLIBOR +1.250%), 7/15/2035	4,996,295
10,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 1.526% (1-month USLIBOR +1.400%), 11/15/2036	9,990,625
4,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 1.160% (1-month USLIBOR +1.030%), 12/19/2030	3,998,750
8,550,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 1.480% (1-month USLIBOR +1.350%), 12/19/2030	8,528,625
12,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	12,608,977
4,849,803	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.916% (1-month USLIBOR +0.790%), 4/10/2046	4,902,454
4,702,246	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.326% (1-month USLIBOR +1.200%), 6/15/2045	4,722,309
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $49,003,014)	49,748,035
		NON-AGENCY MORTGAGE-BACKED SECURITIES—1.0%
		Non-Agency Mortgage—1.0%
124,037		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 0.265%, 9/25/2034	110,786
535,689		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	537,728
1,038,841		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	1,047,134
4,414		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.062%, 3/25/2033	4,437
4,298		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	4,432
50,462		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	54,635
3,916,340	[1]	Gosforth Funding PLC 2018-1A, Class A1, 0.656% (3-month USLIBOR +0.450%), 8/25/2060	3,920,099
2,100,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 0.676% (3-month USLIBOR +0.420%), 12/22/2069	2,100,250
4,000,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	4,117,648
1,296,866		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,262,865
6,776,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 0.613% (3-month USLIBOR +0.390%), 1/21/2070	6,778,534
274,664	[1]	Washington Mutual 2006-AR15, Class 1A, 1.339% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	241,065
312,675	[1]	Washington Mutual 2006-AR17, Class 1A, 1.440% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	282,178
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $20,438,471)	20,461,791
		FOREIGN GOVERNMENTS/AGENCY—0.1%
		Supranational—0.1%
3,000,000		Corp Andina De Fomento, Sr. Unsecd. Note, 2.125%, 9/27/2021 (IDENTIFIED COST $2,999,229)	3,036,030
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
254,571	[1]	FHLMC ARM, 3.513%, 3/1/2033	266,373

Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—continued
		Federal Home Loan Mortgage Corporation—continued
$ 1,702	[1]	FHLMC ARM, 5.343%, 11/1/2030	$1,851
		TOTAL	268,224
		Federal National Mortgage Association—0.0%
322,845	[1]	FNMA ARM, 1.773%, 8/1/2033	326,076
133,117	[1]	FNMA ARM, 2.021%, 5/1/2040	135,616
47,349	[1]	FNMA ARM, 2.021%, 5/1/2040	48,244
12,896	[1]	FNMA ARM, 2.298%, 10/1/2027	13,046
109,260	[1]	FNMA ARM, 2.346%, 4/1/2028	110,711
201,220	[1]	FNMA ARM, 2.445%, 5/1/2034	206,451
		TOTAL	840,144
		Government National Mortgage Association—0.0%
716	[1]	GNMA ARM, 3.000%, 1/20/2022	720
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,094,495)	1,109,088
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
485		Federal Home Loan Mortgage Corp., Pool C90493, 6.500%, 11/1/2021	493
		Federal National Mortgage Association—0.0%
39,564		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	47,004
		Government National Mortgage Association—0.0%
3,715		Government National Mortgage Association, Pool 354754, 7.500%, 2/15/2024	3,918
3,645		Government National Mortgage Association, Pool 423843, 8.500%, 8/15/2026	4,060
		TOTAL	7,978
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $49,812)	55,475
		INVESTMENT COMPANIES—10.3%
4,556,194		Bank Loan Core Fund	43,876,144
4,929,630		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[4]	4,929,630
81,721,860		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[4]	81,746,377
3,429,668		Federated Mortgage Core Portfolio	34,536,757
7,742,302		High Yield Bond Portfolio	49,008,775
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $212,360,915)	214,097,683
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $2,052,757,894)	2,087,377,677
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[5]	(487,254)
		TOTAL NET ASSETS—100%	$2,086,890,423
At January 31, 2021, the Fund had no outstanding future contracts.
The average notional value of long futures contracts held by the Fund throughout the period was $99,603,750. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended January 31, 2021, were as follows:
Affiliates	Value as of 4/30/2020	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$17,811,184	$23,954,834	$—
Federated Government Obligations Fund, Premier Shares*	$210,630	$13,531,177	$(8,812,177)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	$160,967,045	$615,550,509	$(694,796,019)
Federated Mortgage Core Portfolio	$34,138,290	$669,473	$—
High Yield Bond Portfolio	$19,276,049	$26,885,454	$—
TOTAL OF AFFILIATED TRANSACTIONS	$232,403,198	$680,591,447	$(703,608,196)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 1/31/2021	Shares Held as of 1/31/2021	Dividend Income
$2,110,126	$—	$43,876,144	4,556,194	$936,064
N/A	N/A	$4,929,630	4,929,630	$373
$(60,494)	$85,336	$81,746,377	81,721,860	$157,200
$(271,006)	$—	$34,536,757	3,429,668	$668,360
$2,847,272	$—	$49,008,775	7,742,302	$1,386,609
$4,625,898	$85,336	$214,097,683	102,379,654	$3,148,606

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$4,832,708	$4,929,630

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$907,192,692	$—	$907,192,692
Asset-Backed Securities	—	745,517,660	0	745,517,660
Collateralized Mortgage Obligations	—	80,525,816	—	80,525,816
U.S. Treasuries	—	65,633,407	—	65,633,407
Commercial Mortgage-Backed Securities	—	49,748,035	—	49,748,035
Non-Agency Mortgage-Backed Securities	—	20,461,791	—	20,461,791
Foreign Governments/Agency	—	3,036,030	—	3,036,030
Adjustable Rate Mortgages	—	1,109,088	—	1,109,088
Mortgage-Backed Securities	—	55,475	—	55,475
Investment Companies	214,097,683	—	—	214,097,683
TOTAL SECURITIES	$214,097,683	$1,873,279,994	$0	$2,087,377,677

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate